UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Archon Capital Management LLC

Address:  1301 5th Ave, Suite 3008
          Seattle, WA  98101-2662


13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Constantinos J. Christofilis
Title:  Managing Member
Phone:  (206) 436-3600


Signature, Place and Date of Signing:

/s/ Constantinos J. Christofilis     Seattle, WA          February 14, 2012
--------------------------------   ----------------     ----------------------
          [Signature]                 [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $187,713
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     FORM 13F INFORMATION TABLE
                                                  Archon Capital Management LLC
                                                        December 31, 2011


COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6      COLUMN 7      COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION    MANAGERS  SOLE     SHARED NONE
--------------                ---------       ------      --------  --------  --- ----  -----------   --------- -----    ------ ----
21VIANET GROUP INC            SPONSORED ADR   90138A103    3,527      385,500 SH        Sole          None        385,500
8X8 INC NEW                   COM             282914100   14,412    4,546,400 SH        Sole          None      4,546,400
CALLIDUS SOFTWARE INC         COM             13123E500   11,385    1,773,294 SH        Sole          None      1,773,294
CITRIX SYS INC                COM             177376100    3,066       50,500 SH        Sole          None         50,500
CYNOSURE INC                  CL A            232577205   14,818    1,259,999 SH        Sole          None      1,259,999
DATAWATCH CORP                COM NEW         237917208    2,806      501,104 SH        Sole          None        501,104
DECKERS OUTDOOR CORP          COM             243537107    9,902      131,025 SH        Sole          None        131,025
DSW INC                       CL A            23334L102    6,121      138,456 SH        Sole          None        138,456
EGAIN COMMUNICATIONS          COM NEW         28225C806    2,109      305,257 SH        Sole          None        305,257
EQUINIX INC                   COM NEW         29444U502   13,638      134,500 SH        Sole          None        134,500
FARO TECHNOLOGIES INC         COM             311642102   10,036      218,166 SH        Sole          None        218,166
GLU MOBILE INC                COM             379890106    2,317      738,000 SH        Sole          None        738,000
HARRY WINSTON DIAMOND CORP    COM             41587B100    3,676      345,200 SH        Sole          None        345,200
HELMERICH & PAYNE INC         COM             423452101    3,367       57,700 SH        Sole          None         57,700
IMRIS INC                     COM             45322N105    2,849    1,055,000 SH        Sole          None      1,055,000
INTERACTIVE INTELLIGENCE GRO  COM             45841V109    3,664      159,852 SH        Sole          None        159,852
INTERNAP NETWORK SVCS CORP    COM PAR $.001   45885A300    1,703      286,700 SH        Sole          None        286,700
JONES SODA CO                 COM             48023P106      648    1,751,983 SH        Sole          None      1,751,983
LINKEDIN CORP                 COM CL A        53578A108    1,260       20,000 SH        Sole          None         20,000
LULULEMON ATHLETICA INC       COM             550021109    3,033       65,000 SH        Sole          None         65,000
MADDEN STEVEN LTD             COM             556269108    2,881       83,500 SH        Sole          None         83,500
MARCHEX INC                   CL B            56624R108   14,653    2,344,400 SH        Sole          None      2,344,400
MICROS SYS INC                COM             594901100      699       15,000 SH        Sole          None         15,000
POLYCOM INC                   COM             73172K104    3,423      210,000 SH        Sole          None        210,000
PRGX GLOBAL INC               COM NEW         69357C503    4,192      704,555 SH        Sole          None        704,555
SALESFORCE COM INC            COM             79466L302    7,254       71,500 SH        Sole          None         71,500
SCIENTIFIC GAMES CORP         CL A            80874P109    5,061      521,800 SH        Sole          None        521,800
SHOE CARNIVAL INC             COM             824889109   10,348      402,631 SH        Sole          None        402,631
SHUFFLE MASTER INC            COM             825549108    2,592      221,200 SH        Sole          None        221,200
SS&C TECHNOLOGIES HLDGS INC   COM             78467J100    1,297       71,800 SH        Sole          None         71,800
SUCCESSFACTORS INC            COM             864596101    5,638      141,402 SH        Sole          None        141,402
TRIPADVISOR INC               COM             896945201    3,534      140,200 SH        Sole          None        140,200
ULTIMATE SOFTWARE GROUP INC   COM             90385D107    4,728       72,600 SH        Sole          None         72,600
VALUEVISION MEDIA INC         CL A            92047K107    4,478    2,381,991 SH        Sole          None      2,381,991
XPO LOGISTICS INC             COM             983793100    2,598      210,355 SH        Sole          None        210,355



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